Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accrued Expenses [Abstract]
ACCRUED EXPENSES

6. ACCRUED EXPENSES

Accrued expenses consist of the following as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023	December 31, 2022
Salary and wages	$1,910	$1,135
Operating expenses	1,563	736
Benefits	720	650
Taxes	107	110
Total accrued expenses	$4,300	$2,631